UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-07921
                                   ---------------------------------------------

                            The Bjurman, Barry Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     10100 Santa Monica Boulevard, Suite 1200, Los Angeles, CA 90067-4103
--------------------------------------------------------------------------------
     (Address of principal executive offices)                  (Zip code)

G. Andrew Bjurman, 10100 Santa Monica Boulevard, Suite 1200, Los Angeles, CA 90067-4103
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (310) 553-6577
                                                    ----------------------------
Date of fiscal year end:   3/31/04
                         ---------------------
Date of reporting period:  3/31/04
                         ---------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

Annual Report

THE BJURMAN, BARRY FUNDS
LETTER TO SHAREHOLDERS
================================================================================

To Our Shareholders:

During the past year, positive economic and corporate profit growth, coupled with tax reduction policies and low interest rates, created a powerful rally in the stock market.

The Bjurman, Barry Micro-Cap Growth Fund and the All Cap Growth Fund had positive returns of 73.17% and 39.46% respectively, for the fiscal year ended March 31, 2004. This compares with returns of 63.16% and 49.63% for the Russell 2000 Growth Index and the Russell MidCap Growth Index, respectively, for the same period. The Bjurman, Barry Small Cap Growth Fund, from the inception on May 12, 2003 to March 31, 2004, had a positive return of 40.30% versus 43.47% for the Russell 2000 Growth Index for the same period. The underperformance in the All Cap and the Small Cap Growth Funds was caused by our continued focus on the fastest growing companies also exhibiting good valuation characteristics in the sectors. These investments, which were the best performing stocks to mid-January, declined to a greater extent than the rest of the market from mid-January to mid-March 2004.

Overweighting in technology, health care, and producer manufacturing contributed positively to the returns, until the first quarter market correction. These sectors were, and are, overweighted because our models and economic outlook highlight more companies in these sectors than others.

Low interest rates, tax reductions, and strong economic and corporate earnings growth provide the fundamental underpinnings for a positive stock market during the remaining part of 2004.

/s/ G. Andrew Bjurman                         /s/ O. Thomas Barry

G. Andrew Bjurman, CFA, CIC                   O. Thomas Barry, III, CFA, CIC
Co-President                                  Co-President and Portfolio Manager

PERFORMANCE INFORMATION
================================================================================

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BJURMAN, BARRY MICRO-CAP GROWTH FUND AND THE RUSSELL 2000 GROWTH INDEX

BJURMAN, BARRY MICRO-CAP GROWTH FUND
    AVERAGE ANNUAL TOTAL RETURNS

                           SINCE
  1 YEAR     5 YEARS     INCEPTION*
  ------     -------     ----------
  73.17%     32.20%        29.71%

          [TABLE BELOW REPRESENTS A LINE CHART IN THE ORIGINAL REPORT.]

    BJURMAN MICRO-CAP GROWTH FUND:                RUSSELL 2000 GROWTH INDEX
    ------------------------------                -------------------------
       03/31/97          10,000                    03/31/97          10,000
       06/30/97          12,133                    06/30/97          11,756
       09/30/97          16,333                    09/30/97          13,745
       12/31/97          14,925                    12/31/97          12,618
       03/31/98          17,017                    03/31/98          14,117
       06/30/98          17,400                    06/30/98          13,307
       09/30/98          13,317                    09/30/98          10,331
       12/31/98          16,700                    12/31/98          12,774
       03/31/99          15,300                    03/31/99          12,559
       06/30/99          18,058                    06/30/99          14,412
       09/30/99          18,558                    09/30/99          13,702
       12/31/99          25,594                    12/31/99          18,278
       03/31/00          34,370                    03/31/00          19,974
       06/30/00          37,197                    06/30/00          18,502
       09/30/00          40,538                    09/30/00          17,767
       12/31/00          37,269                    12/31/00          14,178
       03/31/01          34,148                    03/31/01          12,023
       06/30/01          43,212                    06/30/01          14,184
       09/30/01          36,744                    09/30/01          10,201
       12/31/01          44,560                    12/31/01          12,870
       03/31/02          45,111                    03/31/02          12,617
       06/30/02          43,800                    06/30/02          10,636
       09/30/02          35,460                    09/30/02           8,347
       12/31/02          36,744                    12/31/02           8,974
       03/31/03          35,677                    03/31/03           8,626
       06/30/03          45,699                    06/30/03          10,709
       09/30/03          52,466                    09/30/03          11,831
       12/31/03          61,312                    12/31/03          13,331
       03/31/04          61,783                    03/31/04          14,075

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

* FUND INCEPTION WAS MARCH 31, 1997.

THE AVERAGE ANNUAL TOTAL RETURNS SHOWN ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PERFORMANCE INFORMATION
================================================================================

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BJURMAN, BARRY ALL CAP GROWTH FUND AND THE RUSSELL MIDCAP GROWTH INDEX

                                            BJURMAN, BARRY ALL CAP GROWTH FUND
                                               AVERAGE ANNUAL TOTAL RETURNS

                                                                  SINCE
                                                   1 YEAR       INCEPTION*
                                                   ------       ----------
                                                   39.46%        (0.75%)

          [TABLE BELOW REPRESENTS A LINE CHART IN THE ORIGINAL REPORT.]

     BJURMAN, BARRY ALL CAP GROWTH              RUSSELL MIDCAP GROWTH INDEX
     -----------------------------              ---------------------------
       06/06/01          10,000                  06/06/01           10,000
       06/30/01          10,470                  06/30/01            9,664
       07/31/01          10,180                  07/31/01            9,013
       08/31/01           9,710                  08/31/01            8,359
       09/30/01           8,990                  09/30/01            6,977
       10/31/01           9,800                  10/31/01            7,711
       11/30/01          10,230                  11/30/01            8,541
       12/31/01          10,600                  12/31/01            8,866
       01/31/02          10,240                  01/31/02            8,578
       02/28/02           9,130                  02/28/02            8,091
       03/31/02           9,890                  03/31/02            8,709
       06/30/02           8,870                  06/30/02            7,118
       09/30/02           7,410                  09/30/02            5,896
       12/31/02           7,060                  12/31/02            6,436
       03/31/03           7,020                  03/31/03            6,434
       06/30/03           8,380                  06/30/03            7,641
       09/30/03           9,040                  09/30/03            8,188
       12/31/03           9,730                  12/31/03            9,184
       03/31/04           9,790                  03/31/04            9,628

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

* FUND INCEPTION WAS JUNE 6, 2001.

THE AVERAGE ANNUAL TOTAL RETURNS SHOWN ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PERFORMANCE INFORMATION
================================================================================

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BJURMAN, BARRY SMALL CAP GROWTH FUND AND THE RUSSELL 2000 GROWTH INDEX

BJURMAN, BARRY SMALL CAP GROWTH FUND
            TOTAL RETURNS

          SINCE INCEPTION*
          ----------------
               40.30%

          [TABLE BELOW REPRESENTS A LINE CHART IN THE ORIGINAL REPORT.]

       BJURMAN, BARRY SMALL-CAP                    RUSSELL 2000 GROWTH
       ------------------------                    -------------------
       05/12/03          10,000                 05/12/03           10,000
       05/31/03          10,610                 05/31/03           10,579
       06/30/03          11,060                 06/30/03           10,783
       07/31/03          12,010                 07/31/03           11,598
       08/31/03          12,800                 08/31/03           12,221
       09/30/03          13,100                 09/30/03           11,912
       10/31/03          14,330                 10/31/03           12,941
       11/30/03          14,940                 11/30/03           13,363
       12/31/03          14,640                 12/31/03           13,423
       01/31/04          15,160                 01/31/04           14,128
       02/29/04          14,380                 02/29/04           14,107
       03/31/04          14,030                 03/31/04           14,173

                    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

* FUND INCEPTION WAS MAY 12, 2003.

THE AVERAGE ANNUAL TOTAL RETURNS SHOWN ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THE BJURMAN, BARRY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2004

=========================================================================================================================
                                                                       BJURMAN, BARRY   BJURMAN, BARRY     BJURMAN, BARRY
                                                                         MICRO-CAP         ALL CAP            SMALL CAP
                                                                        GROWTH FUND      GROWTH FUND         GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
        At acquisition cost ......................................     $ 496,054,625     $   8,532,402      $ 101,818,464
                                                                       =============     =============      =============

        At value .................................................     $ 815,970,574     $  10,139,532      $ 109,022,264
Dividends receivable .............................................           114,890             2,285              9,376
Receivable for capital shares sold ...............................         1,743,892            18,190          1,138,350
Receivable for securities sold ...................................         9,123,361           253,576             35,620
Other assets .....................................................            56,241            17,967             18,429
                                                                       -------------     -------------      -------------
        TOTAL ASSETS .............................................       827,008,958        10,431,550        110,224,039
                                                                       -------------     -------------      -------------

LIABILITIES
Payable for securities purchased .................................         1,651,482                --                 --
Payable for capital shares redeemed ..............................         2,032,435            28,297            159,989
Payable to Adviser ...............................................           706,796                --             92,643
Payable to other affiliates ......................................           102,853             6,514             16,533
Other accrued expenses and liabilities ...........................           366,939            51,088             79,231
                                                                       -------------     -------------      -------------
        TOTAL LIABILITIES ........................................         4,860,505            85,899            348,396
                                                                       -------------     -------------      -------------

NET ASSETS .......................................................     $ 822,148,453     $  10,345,651      $ 109,875,643
                                                                       =============     =============      =============

NET ASSETS CONSIST OF
Paid-in capital ..................................................     $ 442,978,105     $  10,614,795      $ 109,156,895
Accumulated net investment loss ..................................                --            (4,436)            (8,163)
Accumulated net realized gains (losses) from security transactions        59,254,399        (1,871,838)        (6,476,889)
Net unrealized appreciation on investments .......................       319,915,949         1,607,130          7,203,800
                                                                       -------------     -------------      -------------
        NET ASSETS ...............................................     $ 822,148,453     $  10,345,651      $ 109,875,643
                                                                       =============     =============      =============

Shares of beneficial interest outstanding (unlimited number
        of shares authorized, no par value) ......................        24,071,804         1,056,843          7,831,477
                                                                       =============     =============      =============

Net asset value, offering price and redemption price per share ...     $       34.15     $        9.79      $       14.03
                                                                       =============     =============      =============


See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2004(A)

=============================================================================================================================
                                                                              BJURMAN, BARRY   BJURMAN, BARRY  BJURMAN, BARRY
                                                                                MICRO-CAP         ALL CAP        SMALL CAP
                                                                               GROWTH FUND      GROWTH FUND     GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
        Dividends (net of withholding tax of $9,945,
        $0 and $0, respectively) ........................................     $   2,108,094    $      28,101    $      68,974
                                                                              -------------    -------------    -------------

EXPENSES
        Investment advisory fees ........................................         7,819,709          110,421          490,705
        Distribution expenses ...........................................         1,954,922           27,605          122,676
        Administration fees .............................................           811,738           24,000           63,032
        Transfer agent fees .............................................           162,197           24,000           26,500
        Accounting services fees ........................................            71,212           30,000           29,613
        Professional fees ...............................................           145,143           24,000           31,000
        Registration fees ...............................................            87,141           22,522           31,775
        Custodian fees ..................................................           136,439           12,325           27,000
        Insurance expenses ..............................................            36,506            3,371            6,903
        Reports to shareholders .........................................            58,982            5,000           13,000
        Trustees' fees and expenses .....................................            25,700           25,700           20,470
        Postage and supplies ............................................            74,582           19,996           15,500
        Organization fees ...............................................                --               --           10,000
        Pricing fees ....................................................             8,000            1,751            2,000
        Underwriting fees ...............................................             2,085            2,085            1,834
                                                                              -------------    -------------    -------------
TOTAL EXPENSES ..........................................................        11,394,356          332,776          892,008
        Fees waived and/or expenses reimbursed by the Adviser ...........                --         (117,314)         (49,822)
                                                                              -------------    -------------    -------------
NET EXPENSES ............................................................        11,394,356          215,462          842,186
                                                                              -------------    -------------    -------------

NET INVESTMENT LOSS .....................................................        (9,286,262)        (187,361)        (773,212)
                                                                              -------------    -------------    -------------

REALIZED AND UNREALIZED GAINS (LOSSES)
        ON INVESTMENTS
        Net realized gains (losses) from security transactions ..........       116,842,092        2,368,886       (6,476,889)
        Net change in unrealized appreciation/depreciation on investments       269,405,106          921,674        7,203,800
                                                                              -------------    -------------    -------------

NET REALIZED AND UNREALIZED
        GAINS ON INVESTMENTS ............................................       386,247,198        3,290,560          726,911
                                                                              -------------    -------------    -------------

NET INCREASE (DECREASE) IN NET
        ASSETS FROM OPERATIONS ..........................................     $ 376,960,936    $   3,103,199    $     (46,301)
                                                                              =============    =============    =============


(A) Except for the Bjurman, Barry Small Cap Growth Fund which represents the period from commencement of operations (May 12, 2003) through March 31, 2004.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

====================================================================================================================================
                                                                BJURMAN,                          BJURMAN,               BJURMAN,
                                                                 BARRY                            BARRY                   BARRY
                                                               MICRO-CAP                          ALL CAP               SMALL CAP
                                                              GROWTH FUND                       GROWTH FUND            GROWTH FUND
                                                  ----------------------------------------------------------------------------------
                                                         YEAR              YEAR            YEAR            YEAR           PERIOD
                                                        ENDED             ENDED           ENDED           ENDED           ENDED
                                                       MARCH 31,         MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
                                                         2004              2003            2004            2003          2004 (A)
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
        Net investment loss .....................   $  (9,286,262)   $  (3,883,208)   $   (187,361)   $   (194,681)   $    (773,212)
        Net realized gains (losses) from
           security transactions ................     116,842,092      (38,110,635)      2,368,886      (2,521,088)      (6,476,889)
        Net change in unrealized appreciation/
           depreciation on investments ..........     269,405,106      (30,819,701)        921,674      (1,169,968)       7,203,800
                                                    -------------    -------------    ------------    ------------    -------------
Net increase (decrease) in net assets from
   operations ...................................     376,960,936      (72,813,544)      3,103,199      (3,885,737)         (46,301)
                                                    -------------    -------------    ------------    ------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
        Proceeds from shares sold ...............     437,578,784      468,795,119      15,136,615       4,130,379      159,389,050
        Payments for shares redeemed ............    (396,287,596)    (291,211,795)    (15,826,161)     (6,764,123)     (49,467,106)
                                                    -------------    -------------    ------------    ------------    -------------
Net increase (decrease) in net assets
        from capital share transactions .........      41,291,188      177,583,324        (689,546)     (2,633,744)     109,921,944
                                                    -------------    -------------    ------------    ------------    -------------

TOTAL INCREASE (DECREASE)
        IN NET ASSETS ...........................     418,252,124      104,769,780       2,413,653      (6,519,481)     109,875,643

NET ASSETS
        Beginning of period .....................     403,896,329      299,126,549       7,931,998      14,451,479               --
                                                    -------------    -------------    ------------    ------------    -------------
        End of period ...........................   $ 822,148,453    $ 403,896,329    $ 10,345,651    $  7,931,998    $ 109,875,643
                                                    =============    =============    ============    ============    =============

CAPITAL SHARE ACTIVITY
        Shares sold .............................      16,986,205       27,761,657       1,596,706         480,447       11,406,859
        Shares redeemed .........................     (13,395,123)     (13,278,484)     (1,670,069)       (811,382)      (3,575,382)
                                                    -------------    -------------    ------------    ------------    -------------
        Net increase (decrease) in shares
           outstanding ..........................       3,591,082       14,483,173         (73,363)       (330,935)       7,831,477
        Shares outstanding, beginning of period .      20,480,722        5,997,549       1,130,206       1,461,141               --
                                                    -------------    -------------    ------------    ------------    -------------
        Shares outstanding, end of period .......      24,071,804       20,480,722       1,056,843       1,130,206        7,831,477
                                                    =============    =============    ============    ============    =============

(A) Represents the period from commencement of operations (May 12, 2003) through March 31, 2004.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
BJURMAN, BARRY MICRO-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

===================================================================================================================================
                                                    SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------------
                                                        YEAR             YEAR            YEAR             YEAR             YEAR
                                                       ENDED            ENDED           ENDED            ENDED            ENDED
                                                     MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
                                                       2004             2003            2002(A)          2001(A)          2000(A)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...........    $    19.72       $    24.94       $    18.87       $    20.36       $     9.18
                                                    ----------       ----------       ----------       ----------       ----------

Income (loss) from investment operations:
        Net investment loss ....................         (0.39)           (0.19)           (0.32)           (0.10)           (0.21)
        Net realized and unrealized gains
          (losses) on investments ..............         14.82            (5.03)            6.39            (0.05)           11.58
                                                    ----------       ----------       ----------       ----------       ----------
Total from investment operations ...............         14.43            (5.22)            6.07            (0.15)           11.37
                                                    ----------       ----------       ----------       ----------       ----------

Less distributions:
        Distributions from net realized gains ..            --               --               --            (1.34)           (0.19)
                                                    ----------       ----------       ----------       ----------       ----------

Net asset value at end of year .................    $    34.15       $    19.72       $    24.94       $    18.87       $    20.36
                                                    ==========       ==========       ==========       ==========       ==========

Total return ...................................         73.17%          (20.91%)          32.11%           (0.65%)         124.64%
                                                    ==========       ==========       ==========       ==========       ==========

Net assets at end of year (000's) ..............    $  822,148       $  403,896       $  299,127       $  167,005       $   23,055
                                                    ==========       ==========       ==========       ==========       ==========

Ratio of net expenses to average net assets ....          1.46%            1.59%            1.80%            1.80%            1.80%

Ratio of total expenses to average net assets(B)          1.46%            1.59%            1.80%            1.80%            3.10%

Ratio of net investment loss to
        average net assets .....................         (1.19%)          (1.16%)          (1.40%)          (1.05%)          (1.65%)

Portfolio turnover rate ........................            65%              54%             105%             159%             337%

(A) Per share data has been restated to reflect the effect of a 2 for 1 share split which was declared on June 19, 2002 and paid on June 27, 2002 to shareholders of record on June 26, 2002.

(B) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
BJURMAN, BARRY ALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

=====================================================================================================================
                                    SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------
                                                                         YEAR             YEAR           PERIOD
                                                                         ENDED            ENDED          ENDED
                                                                       MARCH 31,        MARCH 31,       MARCH 31,
                                                                         2004             2003           2002(A)
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..........................     $     7.02       $     9.89      $    10.00
                                                                      ----------       ----------      ----------

Income (loss) from investment operations:
        Net investment loss .....................................          (0.18)           (0.17)          (0.13)
        Net realized and unrealized gains (losses) on investments           2.95            (2.70)           0.02
                                                                      ----------       ----------      ----------
Total from investment operations ................................           2.77            (2.87)          (0.11)
                                                                      ----------       ----------      ----------

Net asset value at end of period ................................     $     9.79       $     7.02      $     9.89
                                                                      ==========       ==========      ==========


Total return ....................................................          39.46%          (29.02%)         (1.10%)(B)
                                                                      ==========       ==========      ==========


Net assets at end of period (000's) .............................     $   10,346       $    7,932      $   14,451
                                                                      ==========       ==========      ==========


Ratio of net expenses to average net assets .....................           1.95%            2.00%           2.00%(C)

Ratio of total expenses to average net assets(D) ................           3.02%            3.06%           3.00%(C)

Ratio of net investment loss to average net assets ..............          (1.70%)          (1.88%)         (1.79%)(C)

Portfolio turnover rate .........................................            196%             183%            197%(C)

(A) Represents the period from commencement of operations (June 6, 2001) through March 31, 2002.

(B) Not annualized.

(C) Annualized.

(D) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.


See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
BJURMAN, BARRY SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
================================================================================
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                PERIOD
                                                                ENDED
                                                               MARCH 31,
                                                                2004(A)
----------------------------------------------------------------------------
Net asset value at beginning of period .................     $     10.00
                                                             -----------

Income (loss) from investment operations:
        Net investment loss ............................           (0.10)
        Net realized and unrealized gains on investments            4.13
                                                             -----------
Total from investment operations .......................            4.03
                                                             -----------

Net asset value at end of period .......................     $     14.03
                                                             ===========


Total return ...........................................           40.30%(B)
                                                             ===========


Net assets at end of period (000's) ....................     $   109,876
                                                             ===========


Ratio of net expenses to average net assets ............            1.70%(C)

Ratio of total expenses to average net assets(D) .......            1.80%(C)

Ratio of net investment loss to average net assets .....           (1.56%)(C)

Portfolio turnover rate ................................             138%(C)

(A) Represents the period from commencement of operations (May 12, 2003) through March 31, 2004.

(B)  Not annualized.

(C)  Annualized.

(D) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

See accompanying notes to financial statements.

BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2004
===============================================================================
    SHARES      COMMON STOCKS - 99.1%                                  VALUE
-------------------------------------------------------------------------------
                BASIC MATERIAL** - 5.5%
    466,100     Aceto Corp. ..................................    $  7,322,431
     75,000     Century Aluminum Company* ....................       2,117,250
    130,000     Ceradyne, Inc.* ..............................       4,699,500
     95,000     Ethyl Corp.* .................................       1,881,950
    600,000     Landec Corp.* ................................       5,160,000
     29,000     LESCO, Inc.* .................................         365,110
    227,600     Metal Management, Inc.* ......................       8,348,368
    393,750     Schnitzer Steel Industries, Inc. .............      12,623,625
    154,200     The Andersons, Inc. ..........................       2,898,960
      9,100     Valley National Gases, Inc.* .................          83,538
                                                                  ------------
                                                                    45,500,732
                                                                  ------------
                COMMERCIAL/INDUSTRIAL SERVICES** - 5.4%
    141,000     4Kids Entertainment, Inc.* ...................       3,154,170
    595,000     aQuantive, Inc.* .............................       5,712,000
     86,050     Cantel Medical Corp.* ........................       1,539,435
    175,000     EVCI Career Colleges, Inc.* ..................       2,241,750
     25,000     Exponent, Inc.* ..............................         563,025
    374,000     Gevity HR, Inc. ..............................      10,920,800
    377,900     Matrix Service Company* ......................       5,112,987
    115,000     MemberWorks, Inc.* ...........................       4,015,800
    193,600     Portfolio Recovery Associates, Inc.* .........       5,215,584
    150,100     World Fuel Services Corp. ....................       5,513,173
                                                                  ------------
                                                                    43,988,724
                                                                  ------------
                CONSUMER DURABLES** - 5.3%
     34,000     Bluegreen Corp.* .............................         440,640
     18,999     Escalade, Inc. ...............................         630,197
     25,200     Johnson Outdoors, Inc.* ......................         491,173
    207,600     Keystone Automotive Industries, Inc.*.........       5,679,936
     20,000     Navarre Corp.* ...............................         119,400
     12,000     R&B, Inc.* ...................................         220,800
    257,914     RC2 Corp.* ...................................       7,092,635
    364,600     Scientfic Games Corp. - Class A* .............       6,825,312
    326,800     Select Comfort Corp.* ........................       9,016,412
     14,900     Steinway Musical Instruments, Inc.* ..........         477,545
    410,000     TBC Corp.* ...................................      12,041,700
     25,000     The Dixie Group, Inc.* .......................         273,500
                                                                  ------------
                                                                    43,309,250
                                                                  ------------
                CONSUMER NON-DURABLES** - 3.3%
    139,300     Central European Distribution Corp.* .........       4,504,962
     10,000     Deckers Outdoor Corp.* .......................         259,500
     30,000     Hansen Natural Corp.* ........................         420,000
     40,000     Innovative Companies, Inc.* ..................         243,600
     40,000     John B. Sanfilippo & Son, Inc.* ..............       1,468,000
     60,000     Natural Alternatives International, Inc.* ....         540,000
    160,500     Nutraceutical International Corp.* ...........       3,466,800

BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
===============================================================================
    SHARES      COMMON STOCKS - 99.1% (CONTINUED)                      VALUE
-------------------------------------------------------------------------------
                CONSUMER NON-DURABLES** - 3.3% (Continued)
     35,000     Parlux Fragrances, Inc.* .....................     $   317,100
    171,000     Rocky Shoes & Boots, Inc.* ...................       4,138,200
    291,200     SunOpta, Inc.* ...............................       2,879,968
    370,400     USANA Health Sciences, Inc.* .................       8,641,432
                                                                   -----------
                                                                    26,879,562
                                                                   -----------
                CONSUMER SERVICES** - 2.2%
    170,000     Alliance Gaming Corp.* .......................       5,462,100
    332,800     Bankrate, Inc.* ..............................       6,626,048
    203,300     Concorde Career Colleges, Inc.* ..............       4,879,200
     25,000     Greg Manning Auctions, Inc.* .................         355,500
     34,361     TRM Corp.* ...................................         616,436
                                                                   -----------
                                                                    17,939,284
                                                                   -----------
                ELECTRONIC TECHNOLOGY** - 34.8%
    200,000     Altiris, Inc.* ...............................       5,588,000
    175,500     AMX Corp.* ...................................       1,630,395
    225,000     Applied Films Corp.* .........................       6,277,500
    256,300     Applied Signal Technology, Inc.* .............       7,002,116
    325,000     Artisan Components, Inc.* ....................       7,244,250
    230,000     Ask Jeeves, Inc.* ............................       8,217,900
    203,900     August Technology Corp.* .....................       3,058,500
     14,000     Bel Fuse, Inc. ...............................         458,360
    150,000     Blue Coat Systems, Inc.* .....................       8,037,000
     40,800     Brooktrout, Inc.* ............................         809,472
      8,500     CAM Commerce Solutions, Inc.* ................          98,090
    550,000     Catalyst Semiconductor, Inc.* ................       4,449,500
    140,195     Ceragon Networks Ltd.* .......................         883,229
    442,100     ClickSoftware Technologies Ltd.* .............       1,759,558
    500,000     Comtech Telecommunications Corp.* ............      11,600,000
    400,000     Concord Communications, Inc.* ................       5,764,000
    150,000     Cray, Inc.* ..................................         994,500
    278,200     CyberGuard Corp.* ............................       2,740,270
     30,000     CyberOptics Corp.* ...........................         538,800
    350,000     Digi International, Inc.* ....................       3,454,500
    225,000     Diodes, Inc.* ................................       4,907,250
    100,000     Ditech Communications Corp.* .................       1,667,000
    110,000     Engineered Support Systems, Inc. .............       5,366,900
    270,300     ENGlobal Corp.* ..............................         583,848
    345,000     Epicor Software Corp.* .......................       4,578,150
    104,500     FARO Technologies, Inc.* .....................       2,400,365
    200,000     Gerber Scientific, Inc.* .....................       1,360,000
    125,000     Globecomm Systems, Inc.* .....................         695,000
     45,000     Hypercom Corp.* ..............................         357,300
     30,000     ICOS Vision Systems Corp.* ...................         953,100
    230,000     II-VI, Inc.* .................................       5,623,500
     13,500     Inficon Holding AG* ..........................         118,395
     51,800     Interphase Corp.* ............................         625,744

BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
===============================================================================
    SHARES      COMMON STOCKS - 99.1% (CONTINUED)                      VALUE
-------------------------------------------------------------------------------
                ELECTRONIC TECHNOLOGY** - 34.8% (Continued)
    110,000     Jupitermedia Corp.* ..........................     $ 1,263,900
     95,000     LaBarge, Inc.* ...............................         741,000
    278,300     Magma Design Automation, Inc.* ...............       5,819,253
    110,000     Manchester Technologies, Inc.* ...............         420,200
    200,000     Marimba, Inc.* ...............................       1,178,000
    546,000     Metrologic Instruments, Inc.* ................      12,776,400
    300,000     Micronetics, Inc.* ...........................       2,232,000
    250,000     MicroStrategy, Inc.* .........................      13,325,000
    510,000     MIND C.T.I. Ltd. .............................       2,177,700
    181,000     MRO Software, Inc.* ..........................       2,103,220
    120,000     NIC, Inc.* ...................................         724,800
     92,000     Nova Measuring Instruments Ltd.* .............         550,160
    125,000     NovAtel, Inc.* ...............................       1,336,375
    226,000     NVE Corp.* ...................................      10,775,680
    110,365     OPNET Technologies, Inc.* ....................       1,645,542
     41,200     Pacific Internet Ltd.* .......................         465,230
    400,000     Packeteer, Inc.* .............................       5,280,000
    452,600     Perceptron, Inc.* ............................       3,263,246
    170,000     Performance Technologies, Inc.* ..............       2,871,300
    291,200     Pervasive Software, Inc.* ....................       2,029,664
    280,000     RadiSys Corp.* ...............................       5,852,000
    345,000     RADWARE Ltd.* ................................       9,163,200
    731,400     RAE Systems, Inc.* ...........................       2,969,484
    385,000     SafeNet, Inc.* ...............................      14,452,899
    480,000     Secure Computing Corp.* ......................       7,848,000
    142,000     SI International, Inc.* ......................       3,280,200
    380,000     Sierra Wireless* .............................      13,866,200
     90,000     SpectraLink Corp. ............................       1,532,700
    506,400     SS&C Technologies, Inc. ......................      12,290,328
    175,600     Standard Microsystems Corp.* .................       4,677,984
    279,900     Stratasys, Inc.* .............................       5,326,497
    625,000     SupportSoft, Inc.* ...........................       6,881,250
    235,900     Tyler Technologies, Inc.* ....................       2,290,589
    301,200     Verint Systems, Inc.* ........................       9,307,080
     40,000     Video Display Corp. ..........................         601,560
    465,000     Westell Technologies, Inc.* ..................       3,394,500
     46,000     XETA Technologies, Inc.* .....................         287,500
    155,000     Zygo Corp.* ..................................       2,422,650
                                                                   -----------
                                                                   287,265,783
                                                                   -----------
                ENERGY** - 0.7%
      6,000     Dawson Geophysical Company* ..................          73,740
    168,000     Petroleum Development Corp.* .................       4,813,200
     75,000     Pioneer Drilling Company* ....................         498,750
                                                                   -----------
                                                                     5,385,690
                                                                   -----------

BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
===============================================================================
    SHARES      COMMON STOCKS - 99.1% (CONTINUED)                      VALUE
-------------------------------------------------------------------------------
                FINANCE** - 3.3%
      8,000     American Safety Insurance Holdings Ltd.* .....     $   116,480
    125,000     Argonaut Group, Inc.* ........................       2,378,750
     89,200     Bank of the Ozarks, Inc. .....................       2,457,460
    124,900     CorVel Corp.* ................................       4,521,380
    100,000     First Cash Financial Services, Inc.* .........       3,363,000
     80,200     First Community Bancorp ......................       2,998,678
     47,190     Glacier Bancorp, Inc. ........................       1,521,878
    210,000     Meadowbrook Insurance Group, Inc.* ...........       1,066,800
     69,300     Onyx Acceptance Corp.* .......................         728,343
    152,900     Penn-America Group, Inc. .....................       2,241,514
     75,000     Permian Basin Royalty Trust ..................         677,250
     73,200     Rome Bancorp, Inc. ...........................       2,479,284
     20,200     Stifel Financial Corp. .......................         482,982
    125,000     World Acceptance Corp.* ......................       2,438,750
                                                                   -----------
                                                                    27,472,549
                                                                   -----------
                HEALTH CARE** - 24.7%
    225,000     Abaxis, Inc.* ................................       4,556,250
    255,000     Advanced Neuromodulation Systems, Inc. .......       9,202,950
    630,400     Align Technology, Inc.* ......................      11,983,904
    110,300     Amedisys, Inc.* ..............................       2,692,423
    286,000     Amercian Healthways, Inc.* ...................       6,984,120
    172,900     Amercian Medical Security Group, Inc.* .......       4,618,159
    715,000     Aradigm Corp.* ...............................       1,658,800
    115,000     Arrhythmia Research Technology, Inc. .........       2,455,250
    248,500     Bio-Reference Laboratories, Inc.* ............       3,928,785
    298,500     BioLase Technology, Inc.* ....................       5,226,735
    229,400     Bradley Pharmaceuticals, Inc.* ...............       5,776,292
    650,000     Candela Corp.* ...............................       8,911,500
    136,400     Centene Corp.* ...............................       4,172,476
    125,000     DJ Orthopedics, Inc.* ........................       3,231,250
     30,000     Emeritus Corp.* ..............................         223,500
     30,000     Encore Medical Corp.* ........................         240,300
    710,000     eResearch Technology, Inc.* ..................      19,915,500
     49,500     Escalon Medical Corp.* .......................       1,119,195
    368,200     Exactech, Inc.* ..............................       6,774,880
    154,000     First Horizon Pharmaceutical Corp.* ..........       2,427,040
    360,000     Healthcare Services Group, Inc. ..............       5,922,000
    156,100     Hycor Biomedical, Inc.* ......................         763,329
    400,000     Immucor, Inc.* ...............................       7,248,000
     37,725     Kendle International, Inc.* ..................         338,016
    101,400     LabOne, Inc.* ................................       3,082,560
    236,800     Lannett Company, Inc.* .......................       3,954,560
    185,000     LCA-Vision, Inc. .............................       4,341,950
     85,000     Medical Technology Systems, Inc.* ............       1,058,250
    171,800     Mediware Information Systems, Inc.* ..........       3,042,578
    373,000     Merge Technologies, Inc.* ....................       5,456,990
    400,000     Merit Medical Systems, Inc.* .................       8,656,000

BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
===============================================================================
    SHARES      COMMON STOCKS - 99.1% (CONTINUED)                      VALUE
-------------------------------------------------------------------------------
                HEALTH CARE** - 24.7% (Continued)
     65,000     Misonix, Inc.* ...............................     $   483,600
     75,000     Molecular Devices Corp.* .....................       1,413,000
     79,990     National Medical Health Card Systems, Inc.* ..       2,038,945
    242,375     Neogen Corp.* ................................       4,474,243
    475,000     Omnicell, Inc.* ..............................       9,409,750
    360,000     Palomar Medical Technologies, Inc.* ..........       6,494,400
    240,300     PAREXEL International Corp.* .................       4,294,161
    260,000     Quality Systems, Inc.* .......................      11,811,800
    160,000     Quidel Corp.* ................................       1,054,400
    135,000     Res-Care, Inc.* ..............................       1,725,300
    738,000     Trinity Biotech Plc* .........................       2,804,400
    125,000     VistaCare, Inc.* .............................       3,377,500
    118,300     Young Innovations, Inc. ......................       4,151,147
                                                                   -----------
                                                                   203,496,188
                                                                   -----------
                PRODUCER MANUFACTURING** - 6.9%
    300,000     A.S.V., Inc.* ................................       9,120,000
     25,000     Blount International, Inc.* ..................         250,000
    111,700     Daktronics, Inc.* ............................       2,521,069
     15,000     Gehl Company* ................................         243,735
    138,000     Met-Pro Corp. ................................       2,318,400
    530,000     Nam Tai Electronics, Inc. ....................      13,467,300
     94,700     Noble International Ltd. .....................       2,468,829
     30,900     Olympic Steel, Inc.* .........................         431,673
     17,500     Raven Industries, Inc. .......................         535,500
    283,197     Rofin-Sinar Technologies, Inc.* ..............       8,453,430
     51,400     Tat Technologies Ltd. ........................         434,330
    391,100     Technology Research Corp. ....................       4,951,326
    130,000     TransAct Technologies, Inc.* .................       5,063,500
    310,900     Ultralife Batteries, Inc.* ...................       6,631,497
                                                                   -----------
                                                                    56,890,589
                                                                   -----------
                RETAIL** - 5.7%
    247,500     Brookstone, Inc.* ............................       6,808,725
    212,500     Central Garden & Pet Company* ................       7,650,000
    275,000     Goody's Family Clothing, Inc. ................       3,924,250
    129,400     Hot Topic, Inc.* .............................       3,422,630
    410,000     Medifast, Inc.* ..............................       3,685,900
     51,000     Monro Muffler Brake, Inc.* ...................       1,274,490
    170,000     PC MALL, Inc.* ...............................       3,117,800
     17,600     Sport Chalet, Inc.* ..........................         204,688
    333,000     The Finish Line, Inc. - Class A* .............      12,314,340
    200,000     The Sportman's Guide, Inc.* ..................       4,100,000
                                                                   -----------
                                                                    46,502,823
                                                                   -----------

BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
===============================================================================
    SHARES      COMMON STOCKS - 99.1% (CONTINUED)                      VALUE
-------------------------------------------------------------------------------
                UTILITIES** - 1.3%
    113,500     Kaneb Services LLC ...........................    $  3,745,500
    170,000     Tele Celular Sul Participacoes S.A.* .........       2,548,300
    100,000     The Middleby Corp.* ..........................       4,568,000
                                                                  ------------
                                                                    10,861,800
                                                                  ------------

                TOTAL COMMON STOCKS ..........................    $815,492,974
                                                                  ------------
                MONEY MARKETS - 0.1%
    477,600     First American Treasury Obligations Fund .....    $    477,600
                                                                  ------------

                TOTAL INVESTMENT SECURITIES - 99.2%
                (Cost $496,054,625) ..........................    $815,970,574

                OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%..       6,177,879
                                                                  ------------

                NET ASSETS - 100.0% ..........................    $822,148,453
                                                                  ============


*  Non-income producing security.

** Securities are grouped by sector.

See accompanying notes to financial statements.

BJURMAN, BARRY ALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2004
===============================================================================
    SHARES      COMMON STOCKS - 96.8%                                  VALUE
-------------------------------------------------------------------------------
                CONSUMER DURABLES** - 7.1%
      1,500     Harman International Industries, Inc. ........     $   119,400
     10,000     Select Comfort Corp.* ........................         275,900
      5,400     The Toro Company .............................         334,800
                                                                   -----------
                                                                       730,100
                                                                   -----------
                CONSUMER NON-DURABLES** - 4.2%
      8,000     Coach, Inc.* .................................         327,920
      5,000     Quiksilver, Inc.* ............................         109,250
                                                                   -----------
                                                                       437,170
                                                                   -----------
                CONSUMER SERVICES** - 2.4%
      2,900     University of Phoenix Online* ................         252,358
                                                                   -----------
                ELECTRONIC TECHNOLOGY** - 45.4%
     16,900     Advanced Digital Information* ................         192,322
      4,800     Amkor Technology, Inc.* ......................          70,224
     10,800     Ascential Software Corp.* ....................         236,736
      4,600     Avid Technology, Inc.* .......................         212,198
      6,000     Checkpoint Systems, Inc.* ....................         113,400
      3,000     CTS Corp. ....................................          39,120
     11,900     Ditech Communications Corp.* .................         198,373
      9,800     F5 Networks, Inc.* ...........................         331,730
      3,700     FARO Technologies, Inc.* .....................          84,989
      2,400     International Rectifier Corp.* ...............         110,376
     16,000     Ixia* ........................................         173,120
     15,800     IXYS Corp.* ..................................         148,520
      5,200     Marvell Technology Group Ltd.* ...............         234,260
      1,700     MicroStrategy, Inc.* .........................          90,610
     41,000     NIC, Inc.* ...................................         247,640
      6,300     NVE Corp.* ...................................         300,384
      9,600     OmniVision Technologies, Inc.* ...............         262,176
     14,600     PerkinElmer, Inc. ............................         302,074
      7,000     Power Integrations* ..........................         205,310
      2,600     Quest Software, Inc.* ........................          42,510
      9,000     SanDisk Corp.* ...............................         255,330
      2,700     Silicon Laboratories, Inc.* ..................         142,776
     25,000     Siliconware Precision Industries Company* ....         128,250
     21,900     SupportSoft, Inc.* ...........................         241,119
      7,600     TTM Technologies, Inc.* ......................          93,632
      3,350     Zebra Technologies Corp.* ....................         232,390
                                                                   -----------
                                                                     4,689,569
                                                                   -----------
                ENERGY** - 2.3%
      2,300     Kerr-McGee Corp. .............................         118,450
      2,900     Weatherford International Ltd.* ..............         121,887
                                                                   -----------
                                                                       240,337
                                                                   -----------

BJURMAN, BARRY ALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
===============================================================================
    SHARES      COMMON STOCKS - 96.8% (CONTINUED)                      VALUE
-------------------------------------------------------------------------------
                FINANCE** - 1.9%
        500     Assurant, Inc.* ..............................     $    12,575
      5,200     Max Re Capital Ltd. ..........................         117,520
      1,000     StanCorp Financial Group, Inc. ...............          65,250
                                                                   -----------
                                                                       195,345
                                                                   -----------
                HEALTH CARE** - 11.9%
      8,700     Gen-Probe, Inc.* .............................         290,667
      4,500     Kos Pharmaceuticals, Inc.* ...................         183,330
      1,700     Martek Biosciences Corp.* ....................          96,900
      6,000     Omnicare, Inc. ...............................         265,980
      1,500     Pharmaceutical Resources, Inc.* ..............          85,290
      3,000     QLT, Inc.* ...................................          76,620
     14,000     Select Medical Corp. .........................         233,800
                                                                   -----------
                                                                     1,232,587
                                                                   -----------
                PRODUCER MANUFACTURING** - 1.7%
      6,940     Nam Tai Electronics, Inc. ....................         176,345
                                                                   -----------

                RETAIL** - 11.8%
      6,500     Aeropostale, Inc.* ...........................         235,690
      7,000     Claire's Stores, Inc. ........................         145,880
      9,900     Hot Topic, Inc.* .............................         261,855
     10,400     Pacific Sunwear of California, Inc.* .........         255,216
      6,700     Urban Outfitters, Inc.* ......................         322,002
                                                                   -----------
                                                                     1,220,643
                                                                   -----------
                UTILITIES** - 8.1%
      2,500     Mobile Telesystems ...........................         328,750
      9,900     NII Holdings, Inc.* ..........................         346,797
     20,200     Partner Communications Company Ltd.* .........         160,590
                                                                   -----------
                                                                       836,137
                                                                   -----------

                TOTAL COMMON STOCKS ..........................     $10,010,591
                                                                   -----------

                MONEY MARKETS - 1.2%
    128,941     First American Treasury Obligations Fund .....     $   128,941
                                                                   -----------

                TOTAL INVESTMENT SECURITIES - 98.0%
                (Cost $8,532,402)                                  $10,139,532

                OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0% .         206,119
                                                                   -----------

                NET ASSETS - 100.0% ..........................     $10,345,651
                                                                   ===========

*  Non-income producing security.

** Securities are grouped by sector.

See accompanying notes to financial statements.

BJURMAN, BARRY SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2004
===============================================================================
    SHARES      COMMON STOCKS - 98.4%                                  VALUE
-------------------------------------------------------------------------------
                BASIC MATERIAL** - 5.0%
      4,700     American Vanguard Corp. ......................     $   220,900
     25,000     Carpenter Technology Corp. ...................         822,000
     25,000     Century Aluminum Company* ....................         705,750
     15,000     Cleveland-Cliffs, Inc.* ......................         981,450
     75,000     Metal Management, Inc.* ......................       2,751,000
                                                                   -----------
                                                                     5,481,100
                                                                   -----------
                COMMERCIAL/INDUSTRIAL SERVICES** - 3.4%
    100,000     Education Lending Group, Inc.* ...............       1,582,000
     75,000     Gevity HR, Inc. ..............................       2,190,000
                                                                   -----------
                                                                     3,772,000
                                                                   -----------
                CONSUMER DURABLES** - 1.9%
     15,000     Brookfield Homes Corp. .......................         526,350
      9,560     Escalade, Inc. ...............................         317,105
     24,600     TBC Corp.* ...................................         722,502
      6,000     William Lyon Homes, Inc.* ....................         559,200
                                                                   -----------
                                                                     2,125,157
                                                                   -----------
                CONSUMER NON-DURABLES** - 4.7%
     90,000     Deckers Outdoor Corp.* .......................       2,335,500
     44,200     Inter Parfums, Inc. ..........................       1,016,158
     68,800     Rocky Shoes & Boots, Inc.* ...................       1,664,960
      7,300     USANA Health Sciences, Inc.* .................         170,309
                                                                   -----------
                                                                     5,186,927
                                                                   -----------
                CONSUMER SERVICES** - 2.5%
    100,000     Greg Manning Auctions, Inc.* .................       1,422,000
     50,000     Thomas Nelson, Inc. ..........................       1,361,000
                                                                   -----------
                                                                     2,783,000
                                                                   -----------
                ELECTRONIC TECHNOLOGY** - 37.4%
     71,000     Ask Jeeves, Inc.* ............................       2,536,830
     26,000     Bel Fuse, Inc. ...............................         851,240
     20,000     Blue Coat Systems, Inc.* .....................       1,071,600
     67,000     Comtech Telecommunications Corp.* ............       1,554,400
     88,500     Concord Communications, Inc.* ................       1,275,285
     45,000     CyberGuard Corp.* ............................         443,250
     90,000     Ditech Communications Corp.* .................       1,500,300
    125,000     Epicor Software Corp.* .......................       1,658,750
     64,000     F5 Networks, Inc.* ...........................       2,166,400
     62,000     FARO Technologies, Inc.* .....................       1,424,140
     45,000     Ixia* ........................................         486,900
    100,000     Lionbridge Technologies, Inc.* ...............         973,000
     40,000     Magma Design Automation, Inc.* ...............         836,400
     19,000     Manhattan Associates, Inc.* ..................         528,200
     50,000     Metrologic Instruments, Inc.* ................       1,170,000
     25,000     MicroStrategy, Inc.* .........................       1,332,500
    270,000     NIC, Inc.* ...................................       1,630,800

BJURMAN, BARRY SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
===============================================================================
    SHARES      COMMON STOCKS - 98.4% (CONTINUED)                      VALUE
-------------------------------------------------------------------------------
                ELECTRONIC TECHNOLOGY** - 37.4% (CONTINUED)
     60,000     OmniVision Technologies, Inc.* ...............     $ 1,638,600
    256,414     Pemstar, Inc.* ...............................         935,911
    135,500     Performance Technologies, Inc.* ..............       2,288,595
     36,000     Pixelworks, Inc.* ............................         616,680
     65,000     RadiSys Corp.* ...............................       1,358,500
     35,000     RADWARE Ltd.* ................................         929,600
    150,000     RAE Systems, Inc.* ...........................         609,000
     40,000     SafeNet, Inc.* ...............................       1,501,600
     54,000     Secure Computing Corp.* ......................         882,900
     95,000     Sierra Wireless, Inc.* .......................       3,466,550
     13,650     SS&C Technologies, Inc. ......................         331,286
     70,000     Standard Microsystems Corp.* .................       1,864,800
     59,900     SupportSoft, Inc.* ...........................         659,499
     75,000     Synaptics, Inc.* .............................       1,315,500
    125,000     Tyler Technologies, Inc.* ....................       1,213,750
                                                                   -----------
                                                                    41,052,766
                                                                   -----------
                ENERGY** - 3.8%
     30,000     Frontier Oil Corp. ...........................         581,400
     85,000     Petroleum Development Corp.* .................       2,435,250
     40,000     Tsakos Energy Navigation Ltd. ................       1,208,000
                                                                   -----------
                                                                     4,224,650
                                                                   -----------
                FINANCE** - 3.8%
    122,400     ASTA Funding, Inc. ...........................       2,331,720
     25,000     Capital Crossing Bank* .......................       1,846,000
                                                                   -----------
                                                                     4,177,720
                                                                   -----------
                HEALTH CARE** - 18.8%
    100,000     Abaxis, Inc.* ................................       2,025,000
     80,164     Align Technology, Inc.* ......................       1,523,918
     80,000     American Healthways, Inc.* ...................       1,953,600
     70,000     Bio-Reference Laboratories, Inc.* ............       1,106,700
     49,800     Candela Corp.* ...............................         682,758
     59,550     eResearch Technology, Inc.* ..................       1,670,378
     36,000     Laserscope* ..................................         712,080
    100,000     LCA-Vision, Inc.* ............................       2,346,999
     30,000     Martek Biosciences Corp.* ....................       1,710,000
     76,900     Merit Medical Systems, Inc.* .................       1,664,116
     62,000     National Medical Health Card Systems, Inc.* ..       1,580,380
    100,000     Omnicell, Inc.* ..............................       1,981,000
     11,600     Palomar Medical Technologies, Inc.* ..........         209,264
     40,000     Sierra Health Services, Inc.* ................       1,456,000
                                                                   -----------
                                                                    20,622,193
                                                                   -----------
                PRODUCER MANUFACTURING** - 8.1%
     70,000     Daktronics, Inc.* ............................       1,579,900
     30,000     Drew Industries, Inc.* .......................       1,052,400
     36,000     MICROS Systems, Inc.* ........................       1,625,400
     52,000     Rofin-Sinar Technologies, Inc.* ..............       1,552,200

BJURMAN, BARRY SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
===============================================================================
    SHARES      COMMON STOCKS - 98.4% (CONTINUED)                      VALUE
-------------------------------------------------------------------------------
                PRODUCER MANUFACTURING** - 8.1% (Continued)
    140,500     Technology Research Corp. ....................    $  1,778,730
     61,200     Ultralife Batteries, Inc.* ...................       1,305,396
                                                                  ------------
                                                                     8,894,026
                                                                  ------------
                RETAIL** - 6.9%
     30,100     Cache, Inc.* .................................         992,397
     29,600     Hibbett Sporting Goods* ......................       1,128,944
     24,000     Overstock.com, Inc.* .........................         741,120
     55,000     The Finish Line, Inc.* .......................       2,033,900
     37,400     Tuesday Morning Corp.* .......................       1,288,804
     28,200     Urban Outfitters, Inc.* ......................       1,355,292
                                                                  ------------
                                                                     7,540,457
                                                                  ------------
                UTILITIES** - 2.1%
    125,000     PTEK Holdings, Inc.* .........................       1,148,750
     25,200     The Middleby Corp.* ..........................       1,151,136
                                                                  ------------
                                                                     2,299,886
                                                                  ------------

                TOTAL COMMON STOCKS ..........................    $108,159,882
                                                                  ------------

                MONEY MARKETS - 0.8%
    862,382     First American Treasury Obligations Fund .....    $    862,382
                                                                  ------------

                TOTAL INVESTMENT SECURITIES - 99.2%
                (Amortized Cost $101,818,464) ................    $109,022,264

                OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%..         853,379
                                                                  ------------

                NET ASSETS - 100.0% ..........................    $109,875,643
                                                                  ============

*  Non-income producing security.

** Securities are grouped by sector.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2004
================================================================================

1. ORGANIZATION

The Bjurman, Barry Funds (the "Trust"), is organized as a Delaware business trust pursuant to a Trust Agreement dated September 26, 1996, as amended February 11, 1997 and January 28, 2002. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Trust has established three separate series: the Bjurman, Barry Micro-Cap Growth Fund, the Bjurman, Barry All Cap Growth Fund and the Bjurman, Barry Small Cap Fund (the "Funds"). The Bjurman, Barry Micro-Cap Growth Fund commenced operations on March 31, 1997, the Bjurman, Barry All Cap Growth Fund commenced operations on June 6, 2001, and the Bjurman, Barry Small Cap Growth Fund commenced operations on May 12, 2003.

The Bjurman, Barry Micro-Cap Growth Fund (the "Micro-Cap Growth Fund") seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally between $30 million and $300 million at the time of investment.

The Bjurman, Barry All Cap Growth Fund (the "All Cap Growth Fund ") seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally in excess of $300 million at the time of investment.

The Bjurman, Barry Small Cap Growth Fund (the "Small Cap Growth Fund") seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally between $100 million and $1 billion at the time of investment.

2. SIGNIFICANT ACCOUNTING POLICIES

Securities valuation - The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Share valuation - The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income and distributions to shareholders - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income, if any, are declared and paid annually in December. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Security transactions - Security transactions are accounted for on a trade date basis. Securities sold are determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The Funds paid no distributions for the years ended March 31, 2004 and 2003.

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

--------------------------------------------------------------------------------------------
                                             MICRO-CAP          ALL CAP          SMALL CAP
                                            GROWTH FUND       GROWTH FUND       GROWTH FUND
--------------------------------------------------------------------------------------------
Cost of portfolio investments .........    $ 496,143,573     $   8,532,402     $ 101,858,542
                                           =============     =============     =============

Gross unrealized appreciation .........    $ 332,514,073     $   1,936,547     $  13,148,162
Gross unrealized depreciation .........      (12,687,072)         (329,417)       (5,984,440)
                                           -------------     -------------     -------------
Net unrealized appreciation ...........      319,827,001         1,607,130         7,163,722
Post-October losses ...................               --                --        (5,445,139)
Capital loss carryforwards ............               --        (1,871,838)         (991,672)
Long-term capital gains ...............       59,343,347                --                --
Other timing differences ..............               --            (4,436)           (8,163)
                                           -------------     -------------     -------------
   Total accumulated earnings (deficit)    $ 379,170,348     $    (269,144)    $     718,748
                                           =============     =============     =============

The difference between the cost of portfolio investments and financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles. Capital loss carryforwards and post-October losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Certain reclassifications, the result of permanent and temporary differences between financial statement and income tax reporting requirements have been made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis.

As of March 31, 2004, the Funds had the following capital loss carryforwards for federal income tax purposes:

                                                                  EXPIRES
                                              AMOUNT              MARCH 31
--------------------------------------------------------------------------------
All Cap Growth Fund ...................    $  1,871,838             2011
Small Cap Growth Fund .................    $    991,672             2012
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

For the periods ended March 31, 2004, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $520,713,911 and $492,700,350, respectively, for the Micro-Cap Growth Fund, $21,037,190 and $21,747,032, respectively, for the All Cap Growth Fund and $171,813,336 and $64,380,366, respectively, for the Small Cap Growth Fund. The Bjurman, Barry Funds

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

4. TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of Bjurman, Barry & Associates (the "Adviser"), or of Integrated Fund Services, Inc. ("IFS"), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent, or IFS Fund Distributors, Inc., the principal underwriter for the Trust.

INVESTMENT ADVISORY FEE

The Adviser provides each Fund with investment advisory services. For providing investment advisory services, each Fund pays the Adviser a monthly fee, which is calculated daily by applying an annual rate of 1.00% to the average daily net assets of each respective Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse certain expenses of each Fund to the extent necessary to limit total operating expenses to 1.80% of the Micro-Cap Growth Fund's and 1.80% of the Small Cap Growth Fund's average daily net assets. Effective January 9, 2004, the Adviser voluntarily agreed to waive all or a portion of its fees and to reimburse certain expenses of the All Cap Growth Fund to the extent necessary to limit total operating expenses to 1.80% of the Fund's average daily net assets. Prior to January 9, 2004, the maximum expense ratio was 2.00%. For the period ended March 31, 2004, the Adviser waived $110,421 of its investment advisory fees and reimbursed $6,893 of other operating expenses of the All Cap Growth Fund and waived $49,822 of its investment advisory fees of the Small Cap Growth Fund. Included in other assets on the Statements of Assets and liabilities for the All Cap Growth Fund is $7,894 of other operating expenses due to the Fund from the Adviser. Any fees withheld or voluntarily reduced and any Fund expense absorbed by the Adviser voluntarily or pursuant to an agreed upon expense cap which are a Fund's obligation are subject to reimbursement by that Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years, if the aggregate amount paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, except that it is permitted to look back up to five years and four years, respectively, during the initial six years and seventh year of each Fund's operations. Any such reimbursement is also contingent upon the Board of Trustees' review and approval. Such reimbursement may not be paid prior to a Fund's payment of current ordinary expenses.

As of March 31, 2004, the All Cap Growth Fund and the Small Cap Growth Fund had $326,904 and $49,822, respectively, of cumulative waivers that could potentially be reimbursed to the Adviser in future periods.

ADMINISTRATION FEE

Under the terms of an Administration Agreement, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for each Fund. IFS supervises the preparation of tax returns, reports to shareholders of each Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee subject to a monthly minimum fee per Fund.

TRANSFER AGENT FEE

Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee per shareholder account, subject to a monthly minimum fee per Fund. In addition, each Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

ACCOUNTING SERVICES FEE

Under the terms of an Accounting Services Agreement, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee from each Fund. In addition, each Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of each Fund's portfolio securities.

UNDERWRITING FEE

Under the terms of an Underwriting Agreement, IFS Fund Distributors, Inc. (the "Underwriter") serves as principal underwriter for each Fund and, as such, is the exclusive agent for the distribution of shares of each Fund. For these services, the Underwriter receives a monthly fee from the Trust. The Underwriter is an affiliate of IFS by reason of common ownership.

DISTRIBUTION PLAN

Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. As provided in the Plan, each Fund will reimburse the Adviser, the Underwriter or others for expenses incurred in distributing and promoting shares of each Fund at a maximum aggregate annual rate of 0.25% of each Fund's average daily net assets. Under the Plan, the Micro-Cap Growth Fund, the All Cap Growth Fund and the Small Cap Growth Fund incurred $1,954,922, $27,605 and $122,676, respectively, of distribution fees during the period ended March 31, 2004.

5. COMMITMENTS AND CONTINGENCIES

On December 9, 2003, Milton Pfeiffer, a shareholder of the Micro-Cap Growth Fund, filed a complaint, amended on February 20, 2004 and again on April 29, 2004, in the United States District Court for the Southern District of New York, naming the Adviser and the Micro-Cap Growth Fund as defendants. The amended complaint alleges that the Adviser violated its fiduciary duties under section 36(b) of the Investment Company Act of 1940 ("ICA"). Specifically, the complaint alleges that the Adviser charged the Micro-Cap Growth Fund for reimbursement for unnecessary and excessive marketing and distribution fees under Rule 12b-1 promulgated by the Securities and Exchange Commission under the ICA, even though the Micro-Cap Growth Fund had been closed since May 30, 2003 to new investors outside the Bjurman, Barry Funds. The complaint alleges that these Rule 12b-1 fee payments to the Adviser were in violation of the Adviser's fiduciary duty with respect to the receipt of compensation under section 36(b) of the ICA. Plaintiff seeks the following relief: (1) to recover for the Micro-Cap Growth Fund the allegedly excessive Rule 12b-1 fees from the Adviser; (2) to recover for the Micro-Cap Growth Fund a portion of the investment advisory fees collected by the Adviser while allegedly in breach of its fiduciary duty; (3) to enjoin the Adviser from receiving from the Micro-Cap Growth Fund, and to enjoin the Micro-Cap Growth Fund from paying to the Adviser, (a) any Rule 12b-1 fees while the Micro-Cap Growth Fund is closed to new investors and (b) any other charges that do not bear a reasonable relationship to the services provided or expenses incurred; and (4) to recover for plaintiff the costs and disbursements of this lawsuit, including the fees of plaintiff's attorneys and experts. The potential exposure of the Micro-Cap Growth Fund is unknown at this time.

The Adviser and the Micro-Cap Growth Fund deny, and will vigorously contest, the plaintiff's allegations.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnification. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

THE BJURMAN, BARRY FUNDS
INDEPENDENT AUDITORS' REPORT
================================================================================

To the Shareholders and Board of Trustees of the Bjurman, Barry Funds:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments as of March 31, 2004, of the Bjurman, Barry Funds (the "Funds") comprising the Bjurman, Barry Micro-Cap Growth Fund, Bjurman, Barry All Cap Growth Fund and Bjurman, Barry Small Cap Growth Fund, and the related statements of operations for the year then ended and statements of changes in net assets for each of the years in the two year period then ended for the Bjurman, Barry Micro-Cap Growth Fund and Bjurman, Barry All Cap Growth Fund and for the period from May 12, 2003 (commencement of operations) to March 31, 2004 for Bjurman, Barry Small Cap Growth Fund, and the financial highlights for each of the years in the five year period then ended for Bjurman, Barry Micro-Cap Growth Fund, for each of the two years in the year then ended and for the period from June 6, 2001 (commencement of operations) to March 31, 2002 for Bjurman, Barry All Cap Growth Fund and for the period from May 12, 2003 (commencement of operations) to March 31, 2004 for Bjurman, Barry Small Cap Growth Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2004 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Bjurman, Barry Funds as of March 31, 2004 and the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Los Angeles, California
May 20, 2004

THE BJURMAN, BARRY FUNDS
MANAGEMENT OF THE TRUST
================================================================================

Listed below is basic information regarding the Trustees and Officers of the Trust. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.227.7264.

                                                                                Number of
                                                                                Portfolios    Other
                                Current Position(s)                             in Fund       Directorships
                                with Trust, Term of     Principal               Complex       Held by
                                Office and Length of    Occupation(s)           Overseen      Outside the
Name/Address/Age                Time Served             During Last 5 yrs       by Trustee    Complex
-------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:

G. Andrew Bjurman               Co-President;           President, Chief           3          N/A
Bjurman, Barry & Associates     Trustee                 Executive Officer,
10100 Santa Monica Boulevard    (March 1997-Present)    Bjurman, Barry &
Suite 1200                                              Associates
Los Angeles, CA 90067                                   (1978-Present)
Age: 55

O. Thomas Barry III             Co-President;           Senior Executive           3          N/A
Bjurman, Barry & Associates,    Trustee                 Vice President,
10100 Santa Monica Boulevard    (March 1997-Present)    Chief Investment
Suite 1200                                              Officer, Bjurman,
Los Angeles, CA 90067                                   Barry & Associates
Age: 59                                                 (1985-Present)

INDEPENDENT TRUSTEES:

Mark K. Mason                   Trustee; Chairman       Consultant                 3          Director of
10100 Santa Monica Boulevard    of Audit Committee      (2002-Present);                       First
Suite 1200                      (April 2003-Present)    President, Chief                      International
Los Angeles, CA 90067                                   Executive Officer,                    Bank
Age: 45                                                 Bank Plus Corporation
                                                        (1998-2002)

Joseph E. Maiolo                Trustee;                Principal, INCO            3          N/A
10100 Santa Monica Boulevard    Audit Committee         Commercial
Suite 1200                      Member                  Brokerage
Los Angeles, CA 90067           (March 1997-Present)    (1995-Present)
Age: 66

William L. Wallace              Trustee;                Vice President,            3          N/A
10100 Santa Monica Boulevard    Audit Committee         Wallace Properties
Suite 1200                      Member                  (1990-Present)
Los Angeles, CA 90067           (March 1997-Present)
Age: 56

Dann V. Angeloff                Trustee;                President, The             3          Director of
10100 Santa Monica Boulevard    Audit Committee         Angeloff Company                      Nicholas/Applegate
Suite 1200                      Member                  (1976-Present)                        Fund, Inc.; Director
Los Angeles, CA 90067                                                                         of Public Storage,
Age: 68                                                                                       Inc.; Director of
                                                                                              (April 2004-Present)
                                                                                              Ready Pac Produce;
                                                                                              Director of
                                                                                              Retirement Capital
                                                                                              Group, Inc.;
                                                                                              Director of
                                                                                              SoftBrands, Inc.;
                                                                                              and Provisional
                                                                                              Director of SunCal
                                                                                              Companies

THE BJURMAN, BARRY FUNDS
MANAGEMENT OF THE TRUST (CONTINUED)
================================================================================

                                                                                Number of
                                                                                Portfolios    Other
                                Current Position(s)                             in Fund       Directorships
                                with Trust, Term of     Principal               Complex       Held by
                                Office and Length of    Occupation(s)           Overseen      Outside the
Name/Address/Age                Time Served             During Last 5 yrs       by Trustee    Complex
-----------------------------------------------------------------------------------------------------------

OFFICERS OF THE TRUST:

M. David Cottrell               Treasurer               President, Cottrell        N/A        N/A
Bjurman, Barry & Associates,    (2003-Present)          & Associates
10100 Santa Monica Boulevard                            (2001-Present)
Suite 1200
Los Angeles, CA 90067
Age: 47

Jay S. Fitton                   Secretary               Director of Fund           N/A        N/A
Integrated Fund Services, Inc.  (2004-Present)          Administration,
221 East Fourth Street                                  Integrated Fund
Cincinnati, OH 45202                                    Services, Inc. (The
Age: 34                                                 Trust's admistrator
                                                        and transfer agent)


PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge upon request by calling toll free 1-800-227-7264 or on the Securities and Exchange Commission's website @ http:\www.sec.gov.



28
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

THE BJURMAN, BARRY FUNDS
10100 Santa Monica Blvd., Suite 1200
Los Angeles, California 90067

BOARD OF TRUSTEES
G. Andrew Bjurman
O. Thomas Barry, III
Mark K. Mason
Joseph E. Maiolo
William L. Wallace
Dann V. Angeloff

INVESTMENT ADVISER
Bjurman, Barry & Associates
10100 Santa Monica Blvd, Suite 1200
Los Angeles, California 90067

UNDERWRITER
IFS Fund Distributors, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

CUSTODIAN
US Bank, N.A.
425 Walnut Street, 6th Floor
Cincinnati, Ohio 45202

LEGAL COUNSEL
Gibson, Dunn & Crutcher LLP
333 South Grand Avenue
Los Angeles, California 90071

INDEPENDENT AUDITORS
Deloitte & Touche LLP
350 South Grand Avenue
Los Angeles, California 90071

TABLE OF CONTENTS
================================================================================
Letter to Shareholders ......................................................  1
Statements of Assets and Liabilities ........................................  5
Statements of Operations ....................................................  6
Statements of Changes in Net Assets .........................................  7
Financial Highlights ........................................................  8
Portfolio of Investments .................................................... 11
Notes to Financial Statements ............................................... 22
Independent Auditors' Report ................................................ 26
Manangement of the Trust .................................................... 27
================================================================================

                     For Additional Information and a free
                         prospectus about The Bjurman,
                               Barry Funds call:

                                 (800) 227-7264

                or visit The Bjurman, Barry Funds' website on the
                        Internet at www.bjurmanbarry.com

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds objective, policies, expenses and other information. FORM IFS-134-0305


                        [THE BJURMAN, BARRY FUNDS LOGO]

                      Bjurman, Barry Micro-Cap Growth Fund

                             Bjurman, Barry All Cap
                                  Growth Fund

                      Bjurman, Barry Small Cap Growth Fund

                                 --------------

                                 Annual Report

                                 March 31, 2004

ITEM 2.   CODE OF ETHICS.

At the end of the period covered by this report, the registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Mr. Mark Mason is the registrant's audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. Audit fees totaled approximately $45,750 for the March 31, 2004 fiscal year and approximately $34,650 for the March 31, 2003 fiscal year.

(b) AUDIT-RELATED FEES. Audit-Related fees totaled approximately $19,881for the March 31, 2004 fiscal year. Audit-Related fees totaled approximately $0 for the March 31, 2003 fiscal year.

(c) TAX FEES. Tax fees totaled approximately $13,500 for the March 31, 2004 fiscal year and approximately $9,000 for the March 31, 2003 fiscal year and consisted of fees for tax return preparation services during both years.

(d) ALL OTHER FEES. There were no other fees for the March 31, 2004 or March 31, 2003 fiscal years.

(e) (1) AUDIT COMMITTEE PRE-APPROVAL POLICIES. The Audit Committee's pre-approval policies describe the types of audit, audit-related, tax and other services that that have the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as "audit services," assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-SAR and Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence and permissible non-audit services classified as "all other services" that are routine and recurring services.

(e)(2) All services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.   SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Annual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have procedures by which shareholders may recommend nominees to its Board of Trustees.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosures and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1) The Code of Ethics for Senior Financial Officers is filed herewith.

(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.

(b)    Certification required by Item 10(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Bjurman, Barry Funds
             -------------------------------------------------------------------

By (Signature and Title)

* /s/ G. Andrew Bjurman
-----------------------------
G. Andrew Bjurman
Co-President

Date:  June 9, 2004

* /s/ O. Thomas Barry III
-----------------------------
O. Thomas Barry III
Co-President

Date:  June 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ O. Thomas Barry III
-----------------------------
O. Thomas Barry III
Co-President

Date:  June 9, 2004

* /s/ G. Andrew Bjurman
-----------------------------
G. Andrew Bjurman
Co-President

Date:  June 9, 2004

By (Signature and Title)

* /s/ M. David Cottrell
-----------------------------
M. David Cottrell
Treasurer

June 9, 2004


* Print the name and title of each signing officer under his or her signature.